SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Class A Common Stock Subject to Possible Redemption
As of June 30, 2023 and December 31, 2022, the Class A common stock subject to possible redemption reflected in the unaudited condensed financial statements is reconciled in the following table:

Gross proceeds	$180,415,000
Less:
Proceeds allocated to Public Warrants	(8,569,713)
Issuance costs allocated to Class A common stock	(14,638,901)
Plus:
Initial accretion of carrying value to redemption value	25,012,764
Subsequent accretion of carrying value to redemption value as of December 31, 2021	29,687
Class A common stock subject to possible redemption as of December 31, 2021	182,248,837
Subsequent accretion of carrying value to redemption value as of December 31, 2022	2,177,762
Stockholder redemption of 16,737,241 shares at $10.10 per share plus realized gains	(171,094,002)
Class A common stock subject to possible redemption as of December 31, 2022	13,332,597
Subsequent accretion of carrying value to redemption value as of March 31, 2023	141,323
Class A common stock subject to possible redemption as of March 31, 2023	13,473,920
Subsequent accretion of carrying value to redemption value as of June 30, 2023	160,482
Class A common stock subject to possible redemption as of June 30, 2023	$13,634,402

As of December 31, 2022 and December 31, 2021, the Class A common stock subject to possible redemption reflected in the financial statements is reconciled in the following table:

Gross proceeds	$180,415,000
Less:
Proceeds allocated to Public Warrants	(8,569,713)
Issuance costs allocated to Class A common stock	(14,638,901)
Plus:
Initial accretion of carrying value to redemption value	25,012,764
Subsequent accretion of carrying value to redemption value as of December 31, 2021	29,687
Class A common stock subject to possible redemption as of December 31, 2021	182,248,837
Subsequent accretion of carrying value to redemption value as of December 31, 2022	2,177,762
Stockholder redemption of 16,737,241 shares at redemption value	(171,094,002)
Class A common stock subject to possible redemption as of December 31, 2022	$13,332,597

Calculation of Basic and Diluted Net Income (Loss) Per Common Share
The following tables reflect the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	For the three months ended June 30, 2023	For the three months ended June 30, 2022	For the six months ended June 30, 2023	For the six months ended June 30, 2022
Net income	$199,685	$2,525,557	$208,852	$4,197,211
Accretion of Class A common stock to redemption amount	(160,482)	(230,598)	(301,805)	(302,089)
Gain on waiver of deferred underwriting commissions by underwriter	6,014,585	—	6,014,585	—
Net income (loss) including accretion of temporary equity to redemption value and gain on waiver of deferred underwriting commissions by underwriter	$6,053,788	$2,294,959	$5,921,632	$3,895,122

	For the Three Months Ended June 30,				For the Six Months Ended June 30,
	2023		2022		2023		2022
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share:
Numerator:
Net income (loss) including accretion of temporary equity to redemption value and gain on waiver of deferred underwriting commissions by underwriter	$1,357,903	$4,695,885	$1,835,967	$458,992	$1,328,259	$4,593,373	$3,116,098	$779,024
Accretion of Class A common stock to redemption amount	160,482	—	230,598	—	301,805	—	302,089	—
Gain on waiver of deferred underwriting commissions by underwriter	(6,014,585)	—	—	—	(6,014,585)	—	—	—
Net income (loss)	$(4,496,200)	$4,695,885	$2,066,565	$458,992	$(4,384,521)	4,593,373	$3,418,187	$779,024

	For the Three Months Ended June 30,				For the Six Months Ended June 30,
	2023		2022		2023		2022
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Denominator:
Weighted Average Common Stock	1,304,259	4,510,375	18,041,500	4,510,375	1,304,259	4,510,375	18,041,500	4,510,375
Basic and diluted net income (loss) per common share	$(3.45)	$1.04	$0.11	$0.10	$(3.36)	$1.02	$0.19	$0.17

The following tables reflect the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	For the year ended December 31, 2022	For the Period from March 1, 2021 (inception) Through December 31, 2021
Net income	$7,712,607	$7,116,141
Less: Accretion of Class A common stock to redemption amount	(2,177,762)	(25,042,451)
Net income (loss) including accretion of temporary equity to redemption value	$5,534,845	$(17,926,310)
	For the year ended December 31, 2022		For the Period from March 1, 2021 (inception) Through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per share:
Numerator:
Net income (loss) including accretion of temporary equity to redemption value	$4,402,550	$1,132,295	$(12,079,673)	$(5,846,637)
Accretion of Class A common stock to redemption amount	2,177,762	—	25,042,451	—
Net income (loss)	$6,580,312	$1,132,295	$12,962,778	$(5,846,637)
Denominator:
Weighted Average Common Shares	17,537,090	4,510,375	9,072,195	4,391,000
Basic and diluted net income (loss) per common share	$0.38	$0.25	$1.43	$(1.33)